S-K 1604(c) De-SPAC Dilution	6 Months Ended
	Jun. 30, 2026 USD ($) shares
No Redemption [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 230,000,000
No Redemption [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	23,000,000
No Redemption [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 462,107,200
No Redemption [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	46,210,720
No Redemption [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
No Redemption [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
No Redemption [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
No Redemption [Member] | Launch Two shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
No Redemption [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 749,607,200
No Redemption [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	74,960,720	[3]
Redemption at 25 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 193,795,130
Redemption at 25 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	19,379,513
Redemption at 25 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 462,107,200
Redemption at 25 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	46,210,720
Redemption at 25 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 25 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 25 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 25 Percent of Maximum [Member] | Launch Two shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 25 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 713,402,330
Redemption at 25 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	71,340,233	[3]
Redemption at 50 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 157,590,250
Redemption at 50 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	15,759,025
Redemption at 50 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 462,107,200
Redemption at 50 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	46,210,720
Redemption at 50 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 50 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 50 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 50 Percent of Maximum [Member] | Launch Two shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 50 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 677,197,450
Redemption at 50 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	67,719,745	[3]
Redemption at 75 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 121,385,380
Redemption at 75 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	12,138,538
Redemption at 75 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 462,107,200
Redemption at 75 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	46,210,720
Redemption at 75 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 75 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 75 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 75 Percent of Maximum [Member] | Launch Two shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 75 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 640,992,580
Redemption at 75 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	64,099,258	[3]
Redemption at 100 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 85,180,500
Redemption at 100 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	8,518,050
Redemption at 100 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 462,107,200
Redemption at 100 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	46,210,720
Redemption at 100 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 100 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 100 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 100 Percent of Maximum [Member] | Launch Two shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 100 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 604,787,700
Redemption at 100 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	60,478,770	[3]

[1]	The number of shares presented assumes that the Launch Two transaction expenses do not exceed $5,000,000 and no founder shares are forfeited.
[2]	Includes 350,000 Class B Ordinary Shares to be transferred to SCA and 150,000 Class B Ordinary Shares to be transferred to SRX upon the Closing.
[3]	Excludes the dilutive effect of 34,190,334 shares representing 11,500,000 outstanding Launch Two Public Warrants, 7,075,000 outstanding Launch Two Private Placement Warrants, 977,444 outstanding NuCube Warrants, 2,062,890 NuCube options and 12,575,000 Earnout Shares.